Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Accrued payroll and welfare	$ 1,051,386	$ 968,416
Other payable for leasehold improvements	1,203,739	1,180,556
Accrued professional service expenses	202,615	257,897
Other current liabilities	464,886	361,543
Total	$ 2,922,626	$ 2,768,413